13F-HR
<SEQUENCE>1
<FILENAME>wfgfiling0331312012.txt




				 United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2012

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Wills Financial Group, Inc.        */INVESTMENT MANAGER NAM
ADDRESS: 704 Libbie Avenue         */IN
	 Richmond, VA  23226       */IN


13F FILE NUMBER: 28-14508Z
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Matt Abatecola
TITLE:    Associate Investment Counsel
PHONE:    (804)330-3100
SIGNATURE,PLACE,AND DATE OF SIGNING:

   Matt Abatecola             Richmond, VA   March 31, 2012



REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    55

FORM 13F INFORMATION TABLE VALUE TOTAL:    $69,214







Name of Issuer         Title              CUSIP        	  Value     SHS. OR  SHS./   PUT/    INV    OTHER  VOTING SHARED   AUTHORITY
                        Of Class                         X ($1000)  PRIN AM  PRIN    CALL   DISCRT    MGR   SOLE              NONE


3M Company                    COM            88579Y101        243      2,728    SH                          2,728
AGL Resources                 COM            1204106          874     22,292	SH                         22,292
Agribusiness ETF              Agribus ETF    57060U605       1,870     35,412	SH                         35,412
Allergan Inc                  COM            18490102         775      8,130	SH                         8,130
Amer Electric Pwr Co Inc      COM            25537101         732     18,984	SH                        18,484        	500
Apple Inc                     COM            37833100         1,933      3,225	SH                         3,225
Aqua America                  COM            03836W103        2,693    120,848	SH                         120,848
Arcelor Mittal Ny New         COM            03938L104         461     24,100	SH                         24,100
AT&T                          COM            00206R102         939     30,086	SH                         30,086
Baytex Energy Corp            COM            73170105          513      9,900	SH                         9,700        	200
Berkshire Hathaway Cl B       CL B           84670702         4,190     51,635	SH                         51,135        	500
Bhp Billiton Ltd Adr          SPON ADR       88606108          770     10,642	SH                         10,242        	400
ChevronTexaco Corp            COM            166764100        2,002     18,674	SH                         18,674
CMEGroup Inc Cl A             COM            167760107          450      1,555	SH                          1,555
Coca Cola Company             COM            191216100      1,704     23,026	SH                          23,026
Compass Minerals Intl         COM            20451N101         	244      3,403	SH                          3,403
Dominion Resources            COM            25746U109         2,365     46,186	SH                          45,886      	 300
Emerson Electric              COM            291011104         698     13,381	SH                          11,604     		  1,777
Exelon Corp.                  COM            30161N101        1,199     30,586	SH                          30,586
Exxon Mobil Corporation       COM            30231G102        6,571     75,770	SH                          74,672       	1,098
General Electric Co           COM            369604103          728     36,295	SH                          34,102        	2,193
Gold Miner's ETF              Gold Miner ETF 57060U100        1,044     21,078	SH                          21,078
Guinness Atkinson Global      COM            402031405          672     24,324	SH                          24,324
Illinois Tool Works           COM            452308109        2,269     39,725	SH                          39,225        	 500
Intel Corp                    COM            458140100          962     34,229	SH                         34,229
Int'l Business Machines       COM            459200101          455      2,183	SH                          2,183
Ishares Silver Trust          Ishares        46428Q109          615     19,625	SH                          19,625
Johnson & Johnson             COM            478160104        2,984     45,245	SH			    43,893       	1,352
Kinder Morgan Energy Lp       UT LTD PAR     494550106        1,952     23,599	SH                          23,599
Kinder Morgan Mgmt Llc        COM            49455U100          285      3,822	SH                          3,822
Lockheed Martin               COM            539830109          390      4,344	SH			    4,344
McDonalds Corp                COM            580135101         508      5,180	SH                          5,180
Microsoft                     COM            594918104          512     15,899	SH                          15,899
Norfolk Southern Corp         COM            655844108         1,834     27,870	SH                          27,570        	300
Novartis AG                   SPON ADR       66987V109          750     13,550	SH                          13,550
Penna Power & Light           COM            69351T106          562     19,917	SH                          15,231       	4,686
Pepsico                       COM            713448108        1,166     17,582	SH                          16,927       	 655
Pfizer Inc                    COM            717081103          753     33,291	SH                          31,843       	1,448
Philip Morris Intl Inc        COM            718172109          312      3,528	SH                           3,528
Proctor & Gamble Co           COM            742718109        2,766     41,167	SH                          40,603        	564
Royal Dutch Shell A Adrf      SPON ADR       780259206          643      9,173	SH                          8,573        	600
Sirius XM Radio               COM            82967n108           23     10,000	SH                          10,000
Southern Company              COM            842587107        2,244     49,950	SH                          49,950
Spectra Energy                COM            847560109          273      8,666	SH                          8,666
Suncor Energy Inc             COM            867229106          464     14,200	SH                          14,200
Teekay Lng Partners Lp        COM            Y8564M105          741     18,925	SH                          18,925
Total S A Adr                 COM            89151E109          617     12,075	SH                          12,075
Transcanada Corp              COM            89353D107        1,487     34,590	SH                          33,890        700
Union Pacific Corp            COM            907818108          415      3,866	SH                           3,866
Verizon Communications        COM            92343V104        2,340     61,231	SH                          60,231      1,000
Vulcan Materials Company      COM            929160109          446     10,446	SH                          10,446
Wal-Mart Stores               COM            931142103        1,326     21,676	SH                          21,476       200
WD-40 Company                 COM            929236107        1,557     34,339	SH                          33,639       700
Wisdomtree TRUST              COM            97717W182        2,082     82,150	SH                          82,150
Xenith Bankshares Inc         COM            98410X105          134     31,750	SH                          31,750

